Equity - Issued Capital (Details) - Schedule of Movements in Spare Share Capital	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Schedule of Movements in Spare Share Capital [Abstract]
Beginning Balance, Date	Dec. 31, 2023
Beginning Balance, Shares | shares	1,326,676,693
Beginning Balance, Amount | $	$ 31,035,121
Issue of registered direct offering shares (net of warrant fair value), Date	Jan. 30, 2024	[1]
Issue of registered direct offering shares (net of warrant fair value), Shares | shares	133,889,525	[1]
Issue of registered direct offering shares (net of warrant fair value), Issue price | $ / shares	$ 0.017	[1]
Issue of registered direct offering shares (net of warrant fair value), Amount | $	$ 2,252,968	[1]
Exercise of pre-funded warrants, Date | shares	285,926,850	[2]
Exercise of pre-funded warrants, Issue price | $ / shares	$ 0	[2]
Exercise of pre-funded warrants, Amount | $	$ 52	[2]
Capital raising costs, Shares | shares
Capital raising costs, Amount | $	$ (436,203)
Expiry of options, Shares | shares
Expiry of options, Amount | $	$ 26,369
Ending Balance, Date	Jun. 30, 2024
Ending Balance, Shares | shares	1,746,493,068
Ending Balance, Amount | $	$ 32,878,307

[1]	On January 30, 2024, the Company completed a registered direct offering via the issuance of 486,871 ADSs at an offering price of $1.55 per ADS and 1,416,354 pre-funded warrants at an offering price of $1.5499 for a total consideration of $2,949,857. One pre-funded warrant is exercisable into one ADS upon payment of the remaining $0.0001 per warrant, or under a cashless exercise mechanism.
[2]	During April 2024, 520,078 pre-funded warrants were exercised into 520,078 ADS for a total of $52, and 520,078 pre-funded warrants we exercised into 519,656 ADS on a cashless exercise basis.